Accounts Receivable, Net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Accounts receivable	$ 453,138	$ 665,154	$ 185,585
Less: Allowance for doubtful accounts		(123,392)
Less: Reserve for future chargebacks	(42,292)	(61,572)
Total accounts receivable, net	$ 410,846	$ 480,190	$ 185,585